Organization, Nature of Business and Basis of Presentation - Additional Information (Detail)	Dec. 31, 2014 State Theatre
Collaboration Arrangement Disclosure [Abstract]
Number of theatres owns	274
Number of states	41
Number of films show	260
Films on first-run basis are discount theatres	14